Capital Management (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Schedule of information about capital management

The Company aims to enhance the returns of its shareholders through achieving an optimized debt-to-equity ratio from time to time.

	December 31,
	2018	2019
	(in thousands)
Short-term borrowings	$546,472	1,725,602
Long-term borrowings (including current installments)	86,305,318	111,968,392
Total liabilities	190,765,874	207,455,122
Total equity	207,785,306	178,901,874
Debt-to-equity ratio	92%	116%
Net debt-to-equity ratio(1)	9%	19%

(1) Net debt-to-equity ratio is defined as short-term borrowings plus long-term borrowings less cash and cash equivalents and divided by total equity.